Deferred Revenue - Schedule of Deferred Revenue Expected (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred revenue expected to be recognized in:
Deferred revenue	$ 8,790,649	$ 6,452,555	$ 1,095,480	$ 43,917
One year or less [Member]
Deferred revenue expected to be recognized in:
Deferred revenue	2,512,990	1,278,602	156,330
More than One year [Member]
Deferred revenue expected to be recognized in:
Deferred revenue	$ 6,277,659	$ 5,173,953	$ 939,150